Retirement Plans - Allocation of Defined Benefit Pension Plans Asset by Asset Class (Detail) (Pension Plans, Defined Benefit [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 69,611		$ 62,265		$ 66,687
Cash [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	5,369		1,715
U.S. Large Cap [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	21,039	[1]	18,584	[1]
U.S. Mid Cap [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	7,482	[1]	6,915	[1]
International [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	7,313	[2]	6,929	[2]
Core Fixed Income [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	21,687	[3]	21,466	[3]
High-Yield Fixed Income [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 6,721	[4]	$ 6,656	[4]

[1]	Consists of actively-managed domestic equity mutual funds. Underlying holdings are diversified by sector and industry.
[2]	Consists of an actively-managed international equity mutual fund. Underlying holdings are diversified by country, sector and industry. The fund may invest a portion of its assets in emerging markets, which entails additional risk.
[3]	Consists of an actively-managed fixed income mutual fund. The fund predominantly invests in investment-grade bonds of U.S. issuers from diverse sectors and industries. The fund also invests in government-backed debt. The fund can invest a portion of its assets in below-investment grade debt and non-U.S. debt, which entails additional risk.
[4]	Consists of actively-managed high-yield fixed income mutual funds. The funds invest in investment grade and below-investment grade bonds, with a focus on below-investment grade bonds of U.S. issuers. Underlying holdings are diversified by sector and industry. The funds can invest a portion of its assets in the debt of non-U.S. issuers, which entails additional risk.